Commitments and Contingencies - Additional Information (Detail)	Dec. 31, 2022 USD ($)
Commitments And Contingencies Disclosure [Line Items]
Containers orders placed	$ 3,800,000
Future minimum lease payment obligations	9,963,000
Fleet Management Agreements
Commitments And Contingencies Disclosure [Line Items]
Future minimum lease payment obligations	$ 0